Schedule of Fair Value of U.S. Pension Plan Investments (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	$ 56	[1]	$ 75	[1]
Small mid Cap Equity Funds	17	[1]	17	[1]
Other International Equity	39	[1]	17	[1]
Debt Securities Fixed Income	111	[2]	89	[2]
Cash, Money Market and Other	2	[3]	2	[3]
Fair value of plan assets at end of year	225		200		207
Fair Value, Inputs, Level 1
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	0	[1]	0	[1]
Small mid Cap Equity Funds	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[2]	0	[2]
Cash, Money Market and Other	0	[3]	0	[3]
Fair value of plan assets at end of year	0		0
Fair Value, Inputs, Level 2
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	56	[1]	75	[1]
Small mid Cap Equity Funds	17	[1]	17	[1]
Other International Equity	39	[1]	17	[1]
Debt Securities Fixed Income	111	[2]	89	[2]
Cash, Money Market and Other	2	[3]	2	[3]
Fair value of plan assets at end of year	225		200
Fair Value, Inputs, Level 3
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	0	[1]	0	[1]
Small mid Cap Equity Funds	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[2]	0	[2]
Cash, Money Market and Other	0	[3]	0	[3]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
[2]	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
[3]	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.